34. Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-cash Transactions [abstract]
Initial adoption - IFRS 16		R$ 2,436,333
Share-based payment (Capital/Share-based payment)	(23,400)	(31,222)
Effects of changes in equity interest (Capital reserves / Minority interest)	(352)	(649)
Interest on shareholders' equity for distribution, net of taxes	23,139
Actuarial losses from post-employment benefits	13,921	87,541
Dividends		238,359
Leaseback (Fixed assets/Leases)	(248,729)
Leaseback (Leases)	289,102
Forfeiting (Forfeiting/Loans)	(411,457)
Acquisition of property, plant and equipment through financing (Property, plant and equipment / Loans and financing)	25,974	164,234
Guarantee deposits and Maintenance reserve (Deposits / Leases)	(77,009)	(6,974)
Capitalized deposits (Deposits / Property, plant and equipment)	(39,729)
Right of use of flight equipment (Property, plant and equipment / Leases)	165,146	957,026
Financial lease agreement renegotiation (Property, plant and equipment / Leases)	221,248
Unrealized income (expenses) of derivatives (Derivative assets/Equity valuation adjustment)		R$ 30,021